DEFAULT AND FORBEARANCE ON THE 8% SENIOR SECURED CONVERTIBLE PROMISSORY NOTE (Narrative) (Details) - USD ($)					6 Months Ended
	Jun. 30, 2020	Dec. 02, 2019	May 21, 2019	Nov. 21, 2018	Jun. 30, 2021	Mar. 31, 2021	Mar. 12, 2021	Dec. 31, 2020	Jun. 02, 2020	Sep. 11, 2019
Debt Instrument [Line Items]
8% senior convertible promissory note					$ 0			$ 688,166
Debt instrument description					The Company and the Investor promptly began negotiations on a Forbearance Agreement and, on September 11, 2019, the Company and the Investor agreed to a Forbearance Agreement. Pursuant to this agreement, the Investor was willing to postpone pursuing its rights and remedies under the agreements, in particular and without limitation with respect to the acceleration of the promissory note and the immediate payment of the default amount and reduce the balance of the promissory note to the pre-default balance plus accrued non-default interest of $1,062,784.
8% Senior Secured Convertible Promissory Note - First Tranche [Member]
Debt Instrument [Line Items]
8% senior convertible promissory note	$ 709,862		$ 307,798
Accrued interest	116,957		$ 24,118
Debt default terms			The Company was unable to repay the principal and accrued interest and therefore was in default of the Note. The Note has default provisions permitting default interest of 18% to be charged on the Note as well as to charge a default amount of 150% of the unpaid principal and interest.
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
8% senior convertible promissory note										$ 805,649
Accrued interest					$ 32,055	$ 151,212		$ 145,606
Debt instrument description		The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000.		On November 21, 2018, the Company issued an 8% Senior Secured Convertible Promissory Note in the aggregate principal amount of $1,383,636 in exchange for a total investment of $1,200,000, less commissions and expenses, payable in two tranches.
Forbearance agreement outstanding principal and accrued interest										1,062,784
Forbearance penalty										$ 257,135
Senior secured convertible promissory notes, interest rate				8.00%			8.00%
First 8% Senior Secured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
8% senior convertible promissory note									$ 149,546
Accrued interest									$ 4,910
Forbearance agreement outstanding principal and accrued interest	852,282	$ 156,276
Forbearance penalty	$ 25,471
Debt instrument maturity date	Nov. 28, 2020